Financial assets and liabilities - Cross currency interest rate swaps, metal forward contracts, forward foreign exchange contracts and NYMEX gas swaps (Details) £ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Jul. 11, 2018 USD ($)	Jul. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)		Jun. 30, 2017 GBP (£)	Jun. 12, 2017 GBP (£)
Hedging instruments
Derivative financial instruments used to hedge foreign currency and interest rate risk									$ 107		$ 301	[1]
Derivative financial instruments used to hedge foreign currency and interest rate risk						$ 131	[1]		11		7	[1]
Issuance of notes									9,463		10,064
Derivatives
Hedging instruments
Derivative financial assets									20		23
Cross currency interest rate swaps (CCIRS)
Hedging instruments
Contract value		$ 440			$ 500
Derivative financial assets									9
Metal forward contracts
Hedging instruments
Derivative financial assets									9		17
Forward foreign exchange contracts
Hedging instruments
Derivative financial assets									$ 2		$ 4
4.750% Senior Notes due 2027
Hedging instruments
Aggregate principal amount | £								£ 400		£ 400
Stated interest rate								4.75%	4.75%	4.75%	4.75%
7.250% Senior Notes due 2024
Hedging instruments
Aggregate principal amount									$ 1,650		$ 1,650
Stated interest rate								7.25%	7.25%	7.25%	7.25%
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS)
Hedging instruments
Derivative financial instruments used to hedge foreign currency and interest rate risk											$ 251
Derivative financial assets						124
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to euro
Hedging instruments
Contract value	$ 440				1,250
Consideration paid at termination	44
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to euro | Exceptional items
Hedging instruments
(Gain)/loss on derivative financial instruments	$ 6
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | CCIRS, euro to British pounds
Hedging instruments
Contract value					332
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to British pounds
Hedging instruments
Contract value			$ 500
Proceeds on termination			46
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to British pounds | Exceptional items
Hedging instruments
(Gain)/loss on derivative financial instruments			$ 15
Ardagh Group S.A. | Metal forward contracts
Hedging instruments
Premium paid				$ 0
Premium received				0
Ardagh Group S.A. | Metal forward contracts | Level 2
Hedging instruments
Derivative financial assets									$ 0
Ardagh Group S.A. | Forward foreign exchange contracts
Hedging instruments
Premium paid				0
Premium received				0
Ardagh Group S.A. | Forward foreign exchange contracts | Level 2
Hedging instruments
Derivative financial assets									0
Ardagh Group S.A. | NYMEX gas swaps
Hedging instruments
Premium paid				0
Premium received				0
Ardagh Group S.A. | NYMEX gas swaps | Level 2
Hedging instruments
Derivative financial assets									$ 0
Ardagh Group S.A. | Hedges of net investment in foreign operations
Hedging instruments
Gain (loss) recognized on hedge ineffectiveness of net investments				$ 0	$ 0	$ 0
Ardagh Group S.A. | 4.750% Senior Notes due 2027
Hedging instruments
Issuance of notes | £														£ 400
Aggregate principal amount | £													£ 400
Stated interest rate													4.75%	4.75%

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements